Investments (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
Schedule of Fair Value Hierarchy
The following tables set forth, by level within the fair value hierarchy, the Plan’s investment assets at fair value as of December 31, 2025 and 2024. As required, assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement:

	Fair Value Measurements at December 31, 2025
(thousands of U.S. dollars)	Total	Level I	Level II	Level III	Other[1]

Interest bearing cash	9	9	—	—	—
Mutual funds	183,029	183,029	—	—	—
Participant directed brokerage account	14,541	14,541	—	—	—
Common collective trusts	1,083,323	—	—	—	1,083,323
TC Energy common stock	11,733	11,733	—	—	—
South Bow common stock	990	990	—	—	—
Total	1,293,625	210,302	—	—	1,083,323
1Fair value is measured using net asset value as a practical expedient, and is therefore excluded from the fair value hierarchy.

	Fair Value Measurements at December 31, 2024
(thousands of U.S. dollars)	Total	Level I	Level II	Level III	Other[1]

Interest bearing cash	8	8	—	—	—
Mutual funds[2]	172,371	172,371	—	—	—
Participant directed brokerage account	2,418	2,418	—	—	—
Common collective trusts[2]	920,741	—	—	—	920,741
TC Energy common stock	10,494	10,494	—	—	—
South Bow common stock	1,022	1,022	—	—	—
Total	1,107,054	186,313	—	—	920,741
1Fair value is measured using net asset value as a practical expedient, and is therefore excluded from the fair value hierarchy.
2In 2024, the Fidelity® 500 Index Fund, Fidelity® Extended Market Index Fund, and Vanguard Total International Stock Index Fund were replaced with other common collective trusts.